OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)
Schedule of undiscounted minimum lease payments
As of September 30, 2021
Year ending December 31, 2021	$260,969
Year ending December 31, 2022	556,793
Year ending December 31, 2023	556,793
Year ending December 31, 2024	584,663
Year ending December 31, 2025	590,201
Thereafter	98,336
Total	$2,647,755

As of December 31, 2020
Year ending December 31, 2021	$322,806